LONG-TERM DEBT / INTEREST EXPENSE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
LONG-TERM DEBT / INTEREST
LONG-TERM DEBT / INTEREST EXPENSE

NOTE 5.  LONG-TERM DEBT / INTEREST EXPENSE

Long-term debt at each respective period consisted of the following:

	September 30,	December 31,
	2011	2010
	(unaudited)
	(in thousands)

2011 Senior Credit Facility	$897,318	$-
2007 Senior Credit Facility	-	644,382
Senior Notes	-	298,372
Senior Subordinated Notes	-	110,000
Mortgage	4,539	5,711
Capital leases	25	34
Total Debt	901,882	1,058,499
Less: current maturities	(1,592)	(28,070)
Long-term Debt	$900,290	$1,030,429

The Company’s net interest expense for each respective period was as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
	2011	2010	2011	2010
	(unaudited)
	(in thousands)
2011 Senior Credit Facility:
Term Loan	$9,775	$-	$23,765	$-
Revolver	160	-	368	-
Deferred fees writedown - early extinguishment	-	-	17,418	-
OID writedown - early extinguishment	-	-	2,437	-
Deferred financing fees amortization	483	1,071	1,884	3,195
Mortgage	230	110	550	341
OID amortization	76	103	311	304
Interest income	(306)	(171)	(783)	(469)
Senior Notes	-	4,874	4,808	14,583
Senior Subordinated Notes	-	2,957	3,054	8,869
Termination of interest rate swaps	-	-	5,819	-
2007 Senior Credit Facility:
Term Loan	-	7,241	4,815	22,024
Revolver	-	111	71	335
Interest expense, net	$10,418	$16,296	$64,517	$49,182

Accrued interest at each respective period consisted of the following:

	September 30,	December 31,
	2011	2010
	(unaudited)
	(in thousands)

2011 Senior Credit Facility	$1,768	$-
2007 Senior Credit Facility	-	4,173
Senior Notes	-	5,717
Senior Subordinated Notes	-	3,482
Total	$1,768	$13,372

On March 4, 2011, Centers entered into the 2011 Senior Credit Facility, consisting of a $1.2 billion term loan facility (the “Term Loan Facility”) and an undrawn $80.0 million revolving credit facility (the “Revolving Credit Facility” and, together with the Term Loan Facility, the “2011 Senior Credit Facility”).  The Term Loan Facility will mature in March 2018. The Revolving Credit Facility will mature in March 2016.  Interest is accrued at a rate, at the Company’s option, per annum equal to (A) the sum of (i) the greatest of (a) the prime rate (as publicly announced by JPMorgan Chase Bank, N.A. as its prime rate in effect), (b) the federal funds effective rate plus 0.50%, (c) one month Adjusted LIBO Rate plus 1.0% and, (d) 2.25% plus (ii) Applicable Margin of 2.0% or (B) the sum of (i) the greatest of (a) Adjusted LIBO Rate or (b) 1.25% plus (ii) Applicable Margin of 3.0%.  Additionally, the Company is required to pay a commitment fee to the lenders under the Revolving Credit Facility in respect of unutilized revolving loan commitments at a rate of 0.5% per annum, as well as letter of credit fees of 3.0% to lenders and 0.25% to the issuing bank.  As of September 30, 2011, $8.2 million of the Revolving Credit Facility was pledged to secure letters of credit.  The 2011 Senior Credit Facility is collateralized by first priority pledges (subject to permitted liens) of the equity interests of each of Centers and Centers’ domestic subsidiaries.  In connection with the Refinancing on March 4, 2011, the Company incurred $17.3 million in deferred financing costs.  The $1.2 billion Term Loan Facility was recorded net of original issue discount of $3.8 million.  The Company used part of the net proceeds from the IPO to repay $300.0 million of outstanding borrowings under the Term Loan Facility.  In conjunction with the $300.0 million prepayment, the Company recognized early extinguishment costs from deferred financing costs and original issue discount of $4.0 million and $0.9 million, respectively.

The 2011 Senior Credit Facility contains customary covenants, including incurrence covenants and certain other limitations on the ability of GNC Corporation, Centers, and Centers’ subsidiaries to incur additional debt, guarantee other obligations, grant liens on assets, make investments or acquisitions, dispose of assets, make optional payments or modifications of other debt instruments, pay dividends or other payments on capital stock, engage in mergers or consolidations, enter into sales and leaseback transactions, enter into arrangements that restrict GNC Corporation’s, Centers’ and Centers’ subsidiaries’ ability to pay dividends or grant liens, engage in transactions with affiliates, and change the passive holding company status of GNC Corporation.  The Revolving Credit Facility also requires that, to the extent borrowings outstanding thereunder exceed $25.0 million, Centers and its domestic subsidiaries meet a senior secured debt ratio of consolidated senior secured debt to consolidated EBITDA (as defined in the Revolving Credit Facility).  Such ratio test is 4.75 to 1.00 for the period from June 30, 2011 through and including March 31, 2013, and 4.25 to 1.00 thereafter.

As of September 30, 2011, the Company believes that it is in compliance with all covenants under the 2011 Senior Credit Facility.

At December 31, 2010, the interest rate for the 2007 Senior Credit Facility was 2.5%.  At December 31, 2010, the interest rate for the Senior Notes was 5.8%.  In connection with the Refinancing on March 4, 2011, the 2007 Senior Credit Facility, Senior Notes and Senior Subordinated Notes were repaid.

NOTE 12. LONG-TERM DEBT / INTEREST

          In conjunction with the Merger, Holdings' indirect operating subsidiary, General Nutrition Centers, Inc. ("Centers"), repaid certain of its existing debt and issued new debt. The new debt, which was entered into or issued on the closing, consisted of a senior credit facility (the "Senior Credit Facility") comprised of a $675.0 million term loan facility (the "Term Loan Facility") and a $60.0 million revolving credit facility (the "Revolving Credit Facility"), $300.0 million aggregate principal amount of the Senior Notes, and $110.0 million aggregate principal amount of the 10.75% Senior Subordinated Notes due 2015 (the "Senior Subordinated Notes"). The Company utilized proceeds from the new debt to repay its December 2003 senior credit facility (the "Predecessor Senior Credit Facility"), its 8 5/8% Senior Notes issued in January 2005 (the "Predecessor Senior Notes"), and its 8 1/2% Senior Subordinated Notes issued in December 2003 (the "Predecessor Senior Subordinated Notes").

          Long-term debt at each respective period consisted of the following:

	December 31, 2010	December 31, 2009
	(in thousands)
Senior Credit Facility	$644,382	$644,619
Senior Notes	298,372	297,959
Senior Subordinated Notes	110,000	110,000
Mortgage	5,711	7,184
Capital Leases	34	47
Less: current maturities	(28,070)	(1,724)

Total	$1,030,429	$1,058,085

          At December 31, 2010, the Company's total debt principal maturities are as follows:

Years Ending December 31,	Senior Credit Facility	Senior Notes(a)	Senior Subordinated Notes	Mortgage Loan/ Capital Leases	Total
	(in thousands)
2011	$26,478	$—	$—	$1,592	$28,070
2012	—	—	—	1,709	1,709
2013	617,904	—	—	1,812	619,716
2014	—	300,000	—	632	300,632
2015	—	—	110,000	—	110,000

	$644,382	$300,000	$110,000	$5,745	$1,060,127

(a)
The Senior Notes include the balance of the initial original issue discount of $3.0 million.

          The Company's net interest expense for each respective period is as follows:

	Year ended
	December 31, 2010	December 31, 2009	December 31, 2008
	(in thousands)
Senior Credit Facility
Term Loan	$29,185	$32,775	$43,302
Revolver	445	489	482
Senior Notes	19,440	20,003	23,671
Senior Subordinated Notes	11,825	11,825	11,825
Deferred financing fees	4,282	4,104	3,907
Mortgage	445	544	643
OID amortization	412	374	339
Interest income	(658)	(174)	(1,169)

Interest expense, net	$65,376	$69,940	$83,000

          Accrued interest at each respective period consisted of the following:

	December 31, 2010	December 31, 2009
	(in thousands)
Senior Credit Facility	$4,173	$5,350
Senior Notes	5,717	5,720
Senior Subordinated Notes	3,482	3,482

Total	$13,372	$14,552

Description of Debt:

          Senior Credit Facility.    The Senior Credit Facility consists of the Term Loan Facility and the Revolving Credit Facility. The Term Loan Facility will mature in September 2013. The Revolving Credit Facility will mature in March 2012. The Senior Credit Facility permits Centers to prepay a portion or all of the outstanding balance without incurring penalties (except LIBOR breakage costs). Subject to certain exceptions, the credit agreement requires that 100% of the net cash proceeds from certain asset sales, casualty insurance, condemnations and debt issuances, and a specified percentage (ranging from 50% to 0% based on a defined leverage ratio) of excess cash flow (as defined in the agreement) for each fiscal year must be used to pay down outstanding borrowings. GNC Corporation, an indirect wholly owned subsidiary of Holdings, and Centers' existing and future direct and indirect domestic subsidiaries have guaranteed Centers' obligations under the Senior Credit Facility. In addition, the Senior Credit Facility is collateralized by first priority pledges (subject to permitted liens) of Centers' equity interests and the equity interests of Centers' domestic subsidiaries.

          All borrowings under the Senior Credit Facility bear interest, at Centers' option, at a rate per annum equal to (i) the higher of (x) the prime rate (as publicly announced by JPMorgan Chase Bank, N.A. as its prime rate in effect) and (y) the federal funds effective rate, plus 0.50% per annum plus, at December 31, 2010, applicable margins of 1.25% per annum for the Term Loan Facility and 1.0% per annum for the Revolving Credit Facility or (ii) adjusted LIBOR plus 2.25% per annum for the term loan facility and 2.0% per annum for the Revolving Credit Facility. In addition to paying interest on outstanding principal under the Senior Credit Facility, Centers is required to pay a commitment fee to the lenders under the Revolving Credit Facility in respect of unutilized revolving loan commitments at a rate of 0.50% per annum. Centers pays interest on outstanding borrowings on the Revolving Credit Facility at a Eurodollar rate or an Adjusted Base Rate ("ABR") plus the applicable margin in effect. As of December 31, 2010 and 2009, the ABR was 4.00% and 4.25%, respectively.

          The Company issues letters of credit as a guarantee of payment to third-party vendors in accordance with specified terms and conditions. It also issues letters of credit for various insurance contracts. The Revolving Credit Facility allows for $25.0 million of the $60.0 million Revolving Credit Facility to be used as collateral for outstanding letters of credit. As of December 31, 2010 and 2009, $8.8 million and $7.9 million, respectively, of the Revolving Credit Facility were utilized to secure letters of credit.

          The Senior Credit Facility contains customary covenants, including incurrence covenants and certain other limitations on the ability of GNC Corporation, Centers, and its subsidiaries to incur additional debt, guarantee other obligations, grant liens on assets, make investments or acquisitions, dispose of assets, make optional payments or modifications of other debt instruments, pay dividends or other payments on capital stock, engage in mergers or consolidations, enter into sale and leaseback transactions, enter into arrangements that restrict Centers' and its subsidiaries' ability to pay dividends or grant liens, engage in transactions with affiliates, and change the passive holding company status of Centers. At December 31, 2010, the Company's consolidated subsidiaries' restricted net assets were $1,982.4 million and the amount of unrestricted retained earnings was $26.2 million.

          The Senior Credit Facility contains events of default, including (subject to customary cure periods and materiality thresholds) defaults based on (1) the failure to make payments under the Senior Credit Facility when due, (2) breach of covenants, (3) inaccuracies of representations and warranties, (4) cross-defaults to other material indebtedness, (5) bankruptcy events, (6) material judgments, (7) certain matters arising under the Employee Retirement Income Security Act of 1974, as amended, (8) the actual or asserted invalidity of documents relating to any guarantee or security document, (9) the actual or asserted invalidity of any subordination terms supporting the Senior Credit Facility, and (10) the occurrence of a change in control. If any such event of default occurs, the lenders would be entitled to accelerate the facilities and take various other actions, including all actions permitted to be taken by a collateralized creditor. If certain bankruptcy events occur, the facilities will automatically accelerate.

          Centers issues letters of credit as a guarantee of payment to third-payment vendors in accordance with specified terms and conditions. It also issues letters of credit for various insurance contracts. The Revolving Credit Facility allows for $25.0 million to be used as collateral for outstanding letters of credit.

          Centers pays interest based on the aggregate available amount of the revolving credit facility at a per annum rate equal to 0.5%. Centers pays interest on outstanding borrowings on the revolving credit facility at a Eurodollar rate or Adjusted Base Rate ("ABR") plus the applicable margin in effect. As of December 31, 2010 and 2009, the ABR was 4.00% and 4.25%, respectively. Centers also pays an additional interest rate of between 1.75% and 2.25% per annum on all outstanding letters of credit issued. As of December 31, 2010 and 2009, $8.8 million and $7.9 million, respectively, of the Revolving Credit Facility was utilized to secure letters of credit.

          Senior Notes.    In connection with the Merger, Centers completed a private offering of Senior Notes. The Senior Notes are Centers senior non collateralized obligations and are effectively subordinated to all of Centers existing and future collateralized debt, including the Senior Credit Facility, to the extent of the assets securing such debt, rank equally with all Centers existing and future non collateralized senior debt and rank senior to all Centers existing and future senior subordinated debt, including the Senior Subordinated Notes. The Senior Notes are guaranteed on a senior non collateralized basis by each of Centers existing and future domestic subsidiaries (as defined in the Senior Notes indenture). If Centers fails to make payments on the Senior Notes, the notes guarantors must make them instead.

          Centers may elect in its sole discretion to pay interest on the Senior Notes in cash, entirely by increasing the principal amount of the Senior Notes or issuing new Senior Notes ("PIK interest"), or on 50% of the outstanding principal amount of the Senior Notes in cash and on 50% of the outstanding principal amount of the Senior Notes by increasing the principal amount of the Senior Notes or by issuing new Senior Notes ("partial PIK interest"). Cash interest on the Senior Notes accrues at six-month LIBOR plus 4.5% per annum, and PIK interest, if any, accrues at six-month LIBOR plus 5.25% per annum. If Centers elects to pay PIK interest or partial PIK interest, it will increase the principal amount of the Senior Notes or issue new Senior Notes in an aggregate principal amount equal to the amount of PIK interest for the applicable interest payment period (rounded up to the nearest $1,000) to holders of the Senior Notes on the relevant record date. The Senior Notes are treated as having been issued with original issue discount for U.S. federal income tax purposes. Interest on the Senior Notes is payable semi-annually in arrears on March 15 and September 15 of each year.

          Centers may redeem some or all of the Senior Notes at any time at specified redemption prices. If the Company experiences certain kinds of changes in control, it must offer to purchase the notes at 101% of par plus accrued interest to the purchase date.

          The Senior Notes indenture contains certain limitations and restrictions on Centers and its restricted subsidiaries' ability to incur additional debt beyond certain levels, pay dividends, redeem or repurchase Centers' stock or subordinated indebtedness or make other distributions, dispose of assets, grant liens on assets, make investments or acquisitions, engage in mergers or consolidations, enter into arrangements that restrict Centers ability to pay dividends or grant liens, and engage in transactions with affiliates. In addition, the Senior Notes indenture restricts Centers and certain of its subsidiaries' ability to declare or pay dividends to its and their stockholders.

          In accordance with the terms of the Senior Notes purchase agreement and the offering memorandum, these notes were required to be exchanged for publicly registered exchange notes within 210 days after the sale of these notes. As required, these notes were registered and the exchange offer was completed on September 28, 2007.

          Senior Subordinated Notes.    In connection with the Merger, Centers completed a private offering of $110.0 million of its Senior Subordinated Notes. The Senior Subordinated Notes are Centers senior subordinated non collateralized obligations and are subordinated to all Centers' existing and future senior debt, including the Company's Senior Credit Facility and the Senior Notes, rank equally with all of Centers' existing and future senior subordinated debt, and rank senior to all Centers' existing and future subordinated debt. The Senior Subordinated Notes are guaranteed on a senior subordinated non collateralized basis by each of Centers' existing and future domestic subsidiaries (as defined in the Senior Subordinated Notes indenture). If Centers fails to make payments on the Senior Subordinated Notes, the notes guarantors must make them instead. Interest on the Senior Subordinated Notes accrues at the rate of 10.75% per year from March 16, 2007 and is payable semi-annually in arrears on March 15 and September 15 of each year.

          Centers may redeem some or all of the Senior Subordinated Notes at any time at specified redemption prices. If the Company experiences certain kinds of changes in control, it must offer to purchase the Senior Subordinated Notes at 101% of par plus accrued interest to the purchase date.

          The Senior Subordinated Notes indenture contains certain limitations and restrictions on Centers and its restricted subsidiaries' ability to incur additional debt beyond certain levels, pay dividends, redeem or repurchase Centers' stock or subordinated indebtedness or make other distributions, dispose of assets, grant liens on assets, make investments or acquisitions, engage in mergers or consolidations, enter into arrangements that restrict Centers' ability to pay dividends or grant liens, and engage in transactions with affiliates. In addition, the Senior Subordinated Notes indenture restricts Centers' and certain of its subsidiaries' ability to declare or pay dividends to its or their stockholders.

          In accordance with the terms of the Senior Subordinate Notes purchase agreement and the offering memorandum, these notes were required to be exchanged for publicly registered exchange notes within 210 days after the sale of these notes. As required, these notes were registered and the exchange offer was completed on September 28, 2007.

          The Company expects to fund its operations through internally generated cash and, if necessary, from borrowings under the amount remaining available under the Revolving Credit Facility. The Company expects its primary uses of cash in the near future will be debt service requirements, capital expenditures and working capital requirements. The Company anticipates that cash generated from operations, together with amounts available under the Revolving Credit Facility, will be sufficient to meet its future operating expenses, capital expenditures, debt service obligations and working capital requirements as they become due. However, Centers' ability to make scheduled payments of principal on, to pay interest on, or to refinance Centers' indebtedness and to satisfy the Company's other debt obligations will depend on Centers' future operating performance, which will be affected by general economic, financial and other factors beyond Centers' control. The Company believes that Centers has complied with its covenant reporting and compliance in all material respects for the year ended December 31, 2010